Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	Three Months Ended March 31
	2021	2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$5,672	$—
Income and Franchise Tax	(5,672)	—

Net Earnings	$—	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	23,000,000	—
Earnings/Basic and Diluted Redeemable Class A Common Stock	$—	$—
Non-Redeemable Class A and B Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net Income (Loss)	$4,903,480)	$(993)
Redeemable Net Earnings (Loss)	—	—

Non-Redeemable Net Earnings (Loss)	$4,903,480)	$(993)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1)	8,480,000	6,870,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(0.58)	$—
Note: As of March 31, 2021 and 2020, basic and diluted common shares are the same as there are no non-redeemable
securities that are dilutive to the Company’s stockholders.

(1)
The weighted average
non-redeemable
common stock for the three months ended March 31, 2021 includes the effect of 610,000 Private Placement Units, which were issued in conjunction with the initial public offering on September 24, 2020.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31,
	2020	2019
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$5,861	$—
Income and Franchise Tax	(5,861)	—

Net Earnings	$—	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	23,000,000	—
Earnings/Basic and Diluted Redeemable Class A Common Stock	$—	$—
Non-Redeemable Class A and B Common Stock
Numerator: Net loss minus Redeemable Net Earnings
Net loss	$(5,104,603)	$(1,319)
Redeemable Net Earnings	—	—

Non-Redeemable Net Loss	$(5,104,603)	$(1,319)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1)	7,280,219	6,870,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(0.70)	$—
Note: As of December 31, 2020 and 2019, basic and diluted common shares are the same as there are no non-redeemable
securities that are dilutive to the Company’s stockholders.

(1)
The weighted average
non-redeemable
common stock for the year ended December 31, 2020 includes the effect of 610,000 Private Units, which were issued in conjunction with the initial public offering on September 29, 2020.